Schedule of Investments
(unaudited)
January 31, 2024
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.1%
AVICOPTER plc , Class A .............. 3,788 $ 17,355
Automobile Components — 2.0%
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd. , Class A ............ 600 10,574
Huayu Automotive Systems Co. Ltd. , Class A . 103,100 233,253
243,827
Automobiles — 4.3%
BYD Co. Ltd. , Class A ................. 15,600 371,485
Great Wall Motor Co. Ltd. , Class A ........ 7,700 21,911
SAIC Motor Corp. Ltd. , Class A .......... 73,100 139,150
532,546
Banks — 7.3%
Agricultural Bank of China Ltd. , Class A ..... 98,800 53,465
Bank of Beijing Co. Ltd. , Class A ......... 68,400 48,505
Bank of Changsha Co. Ltd. , Class A ....... 20,800 20,736
Bank of Guiyang Co. Ltd. , Class A ........ 23,800 17,420
Bank of Hangzhou Co. Ltd. , Class A ....... 11,200 16,995
Bank of Shanghai Co. Ltd. , Class A ........ 87,419 77,827
Bank of Suzhou Co. Ltd. , Class A ......... 15,300 15,052
China Everbright Bank Co. Ltd. , Class A .... 47,300 20,746
China Merchants Bank Co. Ltd. , Class A .... 98,659 422,176
Jiangsu Changshu Rural Commercial Bank Co.
Ltd. , Class A ..................... 90,200 86,258
Jiangsu Suzhou Rural Commercial Bank Co.
Ltd. , Class A ..................... 35,500 21,224
Shanghai Rural Commercial Bank Co. Ltd. ,
Class A ........................ 126,000 110,834
911,238
Beverages — 10.2%
Anhui Kouzi Distillery Co. Ltd. , Class A ..... 3,200 17,330
Beijing Yanjing Brewery Co. Ltd. , Class A .... 204,300 232,159
Kweichow Moutai Co. Ltd. , Class A ........ 2,824 631,217
Wuliangye Yibin Co. Ltd. , Class A ......... 22,600 398,377
1,279,083
Biotechnology — 0.1%
Jinyu Bio-Technology Co. Ltd. , Class A ..... 7,900 8,958
Building Products — 0.2%
Jiangshan Oupai Door Industry Co. Ltd. , Class
A ............................ 4,120 14,701
ZBOM Home Collection Co. Ltd. , Class A .... 5,700 11,846
26,547
Capital Markets — 6.5%
China Merchants Securities Co. Ltd. , Class A . 27,400 51,010
CITIC Securities Co. Ltd. , Class A ......... 16,005 45,721
Guosen Securities Co. Ltd. , Class A ....... 31,600 35,357
Guotai Junan Securities Co. Ltd. , Class A ... 7,500 15,260
Huatai Securities Co. Ltd. , Class A ........ 182,100 348,616
Industrial Securities Co. Ltd. , Class A ...... 145,200 110,142
Nanhua Futures Co. Ltd. , Class A ......... 9,000 13,506
Shenwan Hongyuan Group Co. Ltd. , Class A . 71,700 43,623
Zhongtai Securities Co. Ltd. , Class A ....... 157,300 142,999
806,234
Chemicals — 4.9%
Anhui Guangxin Agrochemical Co. Ltd. , Class A 48,210 85,765
Anhui Jinhe Industrial Co. Ltd. , Class A ..... 11,200 26,091
Ganfeng Lithium Group Co. Ltd. , Class A .... 4,999 23,682
Lianhe Chemical Technology Co. Ltd. , Class A 64,800 60,690
Luxi Chemical Group Co. Ltd. , Class A ..... 132,000 169,706
Security
Shares
Shares Value
Chemicals (continued)
Shandong Sinocera Functional Material Co.
Ltd. , Class A ..................... 3,300 $ 8,143
Sinopec Shanghai Petrochemical Co. Ltd. ,
Class A
(a)
....................... 81,900 30,374
Sobute New Materials Co. Ltd. , Class A ..... 8,200 9,769
Tangshan Sanyou Chemical Industries Co. Ltd. ,
Class A ........................ 25,600 17,919
Valiant Co. Ltd. , Class A ............... 8,500 15,164
Xinfengming Group Co. Ltd. , Class A
(a)
..... 65,800 108,534
Xinjiang Zhongtai Chemical Co. Ltd. , Class A . 17,300 11,941
Yunnan Energy New Material Co. Ltd. , Class A 2,100 12,408
Zhejiang Wansheng Co. Ltd. , Class A ...... 30,500 37,375
617,561
Communications Equipment — 2.7%
Shenzhen Sunway Communication Co. Ltd. ,
Class A ........................ 28,200 65,545
Zhongji Innolight Co. Ltd. , Class A ........ 2,800 39,879
ZTE Corp. , Class A .................. 76,226 232,823
338,247
Construction & Engineering — 0.6%
China State Construction Engineering Corp.
Ltd. , Class A ..................... 69,500 49,801
Shanghai Pudong Construction Co. Ltd. , Class
A ............................ 19,500 18,831
68,632
Construction Materials — 0.2%
BBMG Corp. , Class A ................. 65,500 16,677
China Jushi Co. Ltd. , Class A ............ 10,443 13,337
30,014
Consumer Staples Distribution & Retail — 0.1%
Jiajiayue Group Co. Ltd. , Class A ......... 6,200 9,049
Electrical Equipment — 4.9%
Contemporary Amperex Technology Co. Ltd. ,
Class A ........................ 10,529 222,204
Goldwind Science & Technology Co. Ltd. , Class
A ............................ 101,204 98,240
Goneo Group Co. Ltd. , Class A .......... 10,760 139,172
Kehua Data Co. Ltd. , Class A ............ 13,872 40,606
Qingdao TGOOD Electric Co. Ltd. , Class A .. 21,000 49,195
Shanghai Electric Group Co. Ltd. , Class A
(a)
.. 23,400 12,953
Sunwoda Electronic Co. Ltd. , Class A ...... 24,562 39,877
Zhuhai CosMX Battery Co. Ltd. , Class A .... 5,909 11,034
613,281
Electronic Equipment, Instruments & Components — 11.6%
Avary Holding Shenzhen Co. Ltd. , Class A ... 21,300 51,860
BOE Technology Group Co. Ltd. , Class A .... 765,600 383,394
Chaozhou Three-Circle Group Co. Ltd. , Class A 5,400 17,146
Foxconn Industrial Internet Co. Ltd. , Class A .. 79,000 146,013
Lens Technology Co. Ltd. , Class A ........ 193,600 281,233
Lingyi iTech Guangdong Co. , Class A ...... 103,400 68,228
Olympic Circuit Technology Co. Ltd. , Class A . 5,040 9,573
Shenzhen Kinwong Electronic Co. Ltd. , Class A 4,400 10,635
TCL Technology Group Corp. , Class A
(a)
.... 512,523 288,783
Tianma Microelectronics Co. Ltd. , Class A
(a)
.. 122,136 141,170
Wingtech Technology Co. Ltd. , Class A
(a)
.... 5,400 25,145
Xiamen Faratronic Co. Ltd. , Class A ....... 600 7,183
Zhejiang Crystal-Optech Co. Ltd. , Class A ... 13,700 18,745
1,449,108

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 3.7%
37 Interactive Entertainment Network
Technology Group Co. Ltd. , Class A ..... 65,600 $ 151,606
G-bits Network Technology Xiamen Co. Ltd. ,
Class A ........................ 5,851 147,327
Hangzhou Electronic Soul Network Technology
Co. Ltd. , Class A .................. 3,600 9,138
Perfect World Co. Ltd. , Class A .......... 115,571 153,690
461,761
Food Products — 3.2%
Foshan Haitian Flavouring & Food Co. Ltd. ,
Class A ........................ 6,651 31,467
Inner Mongolia Yili Industrial Group Co. Ltd. ,
Class A ........................ 63,600 239,869
Meihua Holdings Group Co. Ltd. , Class A .... 39,600 54,935
Muyuan Foods Co. Ltd. , Class A .......... 11,765 57,746
Wens Foodstuffs Group Co. Ltd. , Class A .... 7,940 20,751
404,768
Health Care Equipment & Supplies — 0.9%
Jafron Biomedical Co. Ltd. , Class A ........ 3,600 8,956
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. , Class A ..................... 1,097 41,012
Sinocare, Inc. , Class A ................ 16,900 55,951
105,919
Health Care Providers & Services — 1.7%
Aier Eye Hospital Group Co. Ltd. , Class A ... 20,101 35,876
Shanghai Pharmaceuticals Holding Co. Ltd. ,
Class A ........................ 72,500 171,150
207,026
Household Durables — 5.5%
Gree Electric Appliances, Inc. of Zhuhai , Class
A ............................ 83,415 409,678
Hisense Home Appliances Group Co. Ltd. ,
Class A ........................ 45,935 159,543
Hisense Visual Technology Co. Ltd. , Class A . 12,800 39,456
Midea Group Co. Ltd. , Class A ........... 10,387 84,180
692,857
Independent Power and Renewable Electricity Producers — 0.7%
CECEP Solar Energy Co. Ltd. , Class A ..... 129,900 91,126
Insurance — 0.5%
China Life Insurance Co. Ltd. , Class A ...... 8,900 35,669
Ping An Insurance Group Co. of China Ltd. ,
Class A ........................ 4,800 27,119
62,788
Life Sciences Tools & Services — 0.1%
Hangzhou Tigermed Consulting Co. Ltd. , Class
A ............................ 2,429 13,715
Joinn Laboratories China Co. Ltd. , Class A ... 1,600 3,683
17,398
Machinery — 7.3%
CRRC Corp. Ltd. , Class A .............. 157,090 124,258
Sinotruk Jinan Truck Co. Ltd. , Class A ...... 29,300 56,984
Tian Di Science & Technology Co. Ltd. , Class A 23,100 18,411
Weichai Power Co. Ltd. , Class A .......... 55,400 113,691
Wuxi Lead Intelligent Equipment Co. Ltd. , Class
A ............................ 4,800 13,256
Yutong Bus Co. Ltd. , Class A ............ 159,775 336,685
Zhengzhou Coal Mining Machinery Group Co.
Ltd. , Class A ..................... 110,400 196,131
Security
Shares
Shares Value
Machinery (continued)
Zoomlion Heavy Industry Science & Technology
Co. Ltd. , Class A .................. 50,181 $ 50,254
909,670
Media — 0.2%
Oriental Pearl Group Co. Ltd. , Class A ...... 31,800 30,202
Metals & Mining — 2.8%
Baoshan Iron & Steel Co. Ltd. , Class A ..... 105,200 90,103
CMOC Group Ltd. , Class A ............. 11,900 8,896
Hunan Valin Steel Co. Ltd. , Class A ........ 72,000 54,674
Maanshan Iron & Steel Co. Ltd. , Class A .... 17,600 6,461
Yunnan Copper Co. Ltd. , Class A ......... 136,800 192,237
352,371
Oil, Gas & Consumable Fuels — 1.9%
PetroChina Co. Ltd. , Class A ............ 202,900 236,051
Paper & Forest Products — 0.2%
Shandong Bohui Paper Industrial Co. Ltd. ,
Class A ........................ 15,900 11,497
Shanying International Holding Co. Ltd. , Class
A
(a)
........................... 52,400 12,449
23,946
Passenger Airlines — 0.2%
Air China Ltd. , Class A
(a)
............... 22,900 22,668
Personal Care Products — 0.0%
Proya Cosmetics Co. Ltd. , Class A ........ 20 229
Yunnan Botanee Bio-Technology Group Co.
Ltd. , Class A ..................... 600 4,710
4,939
Pharmaceuticals — 8.1%
Dong-E-E-Jiao Co. Ltd. , Class A .......... 45,900 335,478
Henan Lingrui Pharmaceutical Co. , Class A .. 8,700 20,489
Hubei Jumpcan Pharmaceutical Co. Ltd. , Class
A ............................ 1,575 6,600
Jiangzhong Pharmaceutical Co. Ltd. , Class A . 6,700 19,850
Joincare Pharmaceutical Group Industry Co.
Ltd. , Class A ..................... 123,797 185,110
Livzon Pharmaceutical Group, Inc. , Class A .. 19,100 90,080
Sichuan Kelun Pharmaceutical Co. Ltd. , Class
A ............................ 34,868 112,227
Tasly Pharmaceutical Group Co. Ltd. , Class A . 32,532 65,007
Tonghua Dongbao Pharmaceutical Co. Ltd. ,
Class A ........................ 110,037 142,028
Yunnan Baiyao Group Co. Ltd. , Class A ..... 2,200 14,243
Zhejiang Medicine Co. Ltd. , Class A ....... 20,400 26,048
1,017,160
Real Estate Management & Development — 0.9%
Poly Developments and Holdings Group Co.
Ltd. , Class A ..................... 39,400 52,508
Shenzhen Overseas Chinese Town Co. Ltd. ,
Class A
(a)
....................... 143,300 58,887
111,395
Semiconductors & Semiconductor Equipment — 2.3%
Amlogic Shanghai Co. Ltd. , Class A ....... 4,347 26,844
Espressif Systems Shanghai Co. Ltd. , Class A
(a)
1,017 11,407
JCET Group Co. Ltd. , Class A ........... 2,900 9,046
Qingdao Gaoce Technology Co. Ltd. , Class A . 1,740 6,503
Shenzhen SC New Energy Technology Corp. ,
Class A ........................ 9,074 71,394
SICC Co. Ltd. , Class A
(a)
............... 1,215 8,249
TCL Zhonghuan Renewable Energy Technology
Co. Ltd. , Class A .................. 13,440 22,990

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Tongwei Co. Ltd. , Class A .............. 36,473 $ 118,219
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd. , Class A ..................... 2,790 12,697
287,349
Software — 1.5%
360 Security Technology, Inc. , Class A
(a)
.... 57,700 54,651
Arcsoft Corp. Ltd. , Class A .............. 5,157 19,175
Beijing Deep Glint Technology Co. Ltd. , Class
A
(a)
........................... 5,325 9,858
Fujian Apex Software Co. Ltd. , Class A ..... 2,000 10,167
Fujian Foxit Software Development JSC Ltd. ,
Class A ........................ 3,307 21,783
Glodon Co. Ltd. , Class A ............... 5,480 9,315
Newland Digital Technology Co. Ltd. , Class A . 5,300 11,635
Sangfor Technologies, Inc. , Class A
(a)
...... 4,927 37,391
Yonyou Network Technology Co. Ltd. , Class A 8,169 12,703
186,678
Specialty Retail — 0.5%
HLA Group Corp. Ltd. , Class A ........... 57,422 61,394
Technology Hardware, Storage & Peripherals — 0.2%
Anker Innovations Technology Co. Ltd. , Class A 3,000 28,603
Water Utilities — 0.6%
Chengdu Xingrong Environment Co. Ltd. , Class
A ............................ 95,800 77,685
Wireless Telecommunication Services — 1.3%
China United Network Communications Ltd. ,
Class A ........................ 249,579 156,866
Total Long-Term Investments — 100 .0%
(Cost: $ 13,341,531 ) ............................... 12,502,300
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.21%
(b) (c)
.................. 138,525 138,525
Total Short-Term Securities — 1 .1%
(Cost: $ 138,525 ) ................................. 138,525
Total Investments — 101 .1%
(Cost: $ 13,480,056 ) ............................... 12,640,825
Liabilities in Excess of Other Assets — (1.1) % ............. (132,512)
Net Assets — 100.0% ...............................
$ 12,508,313
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock China A Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 51,164 $ 87,361
(a)
$ — $ — $ — $ 138,525 138,525 $ 1,883 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock China A Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 11 02/28/24 $ 122 $ (2,099)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ — $ 17,355 $ — $ 17,355
Automobile Components .................................. 10,574 233,253 — 243,827
Automobiles .......................................... — 532,546 — 532,546
Banks ............................................... — 911,238 — 911,238
Beverages ........................................... — 1,279,083 — 1,279,083
Biotechnology ......................................... — 8,958 — 8,958
Building Products ....................................... — 26,547 — 26,547
Capital Markets ........................................ — 806,234 — 806,234
Chemicals ............................................ 85,765 531,796 — 617,561
Communications Equipment ................................ — 338,247 — 338,247
Construction & Engineering ................................ — 68,632 — 68,632
Construction Materials .................................... — 30,014 — 30,014
Consumer Staples Distribution & Retail ........................ — 9,049 — 9,049
Electrical Equipment ..................................... — 613,281 — 613,281
Electronic Equipment, Instruments & Components ................. — 1,449,108 — 1,449,108
Entertainment ......................................... 147,327 314,434 — 461,761
Food Products ......................................... 20,751 384,017 — 404,768
Health Care Equipment & Supplies ........................... — 105,919 — 105,919
Health Care Providers & Services ............................ — 207,026 — 207,026
Household Durables ..................................... — 692,857 — 692,857
Independent Power and Renewable Electricity Producers ............ — 91,126 — 91,126
Insurance ............................................ — 62,788 — 62,788
Life Sciences Tools & Services .............................. — 17,398 — 17,398

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock China A Opportunities Fund

Level 1 Level 2 Level 3 Total
Machinery ............................................ $ 355,096 $ 554,574 $ — $ 909,670
Media ............................................... — 30,202 — 30,202
Metals & Mining ........................................ — 352,371 — 352,371
Oil, Gas & Consumable Fuels ............................... — 236,051 — 236,051
Paper & Forest Products .................................. — 23,946 — 23,946
Passenger Airlines ...................................... — 22,668 — 22,668
Personal Care Products .................................. — 4,939 — 4,939
Pharmaceuticals ....................................... 19,850 997,310 — 1,017,160
Real Estate Management & Development ....................... — 111,395 — 111,395
Semiconductors & Semiconductor Equipment .................... — 287,349 — 287,349
Software ............................................. — 186,678 — 186,678
Specialty Retail ........................................ — 61,394 — 61,394
Technology Hardware, Storage & Peripherals .................... — 28,603 — 28,603
Water Utilities ......................................... 77,685 — — 77,685
Wireless Telecommunication Services ......................... — 156,866 — 156,866
Short-Term Securities
Money Market Funds ...................................... 138,525 — — 138,525
$ 855,573 $ 11,785,252 $ — $ 12,640,825
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ — $ (2,099) $ — $ (2,099)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)